PENSION AND OTHER POSTRETIREMENT BENEFITS (Details 6) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 03, 2015	Dec. 28, 2013
U.S..
Change in plan assets
Plan assets at the beginning of the period	$ 747.4	$ 648.5
Actual return on plan assets	52.9	61.8
Plan transfer	21.4	5.7
Employer contributions	5.1	76.8
Benefits paid	(47.9)	(45.4)
Plan assets at the end of the period	778.9	747.4
Int'l
Change in plan assets
Plan assets at the beginning of the period	566.6	515.0
Actual return on plan assets	117.9	26.6
Plan transfer		2.3
Employer contributions	16.0	28.9
Participant contributions	4.0	4.1
Benefits paid	(22.3)	(21.2)
Settlements	(2.2)	(6.0)
Foreign currency translation	(61.9)	16.9
Plan assets at the end of the period	618.1	566.6
U.S. Postretirement Health Benefits
Change in plan assets
Employer contributions	1.7	2.3
Participant contributions	1.1	1.2
Benefits paid	$ (2.8)	$ (3.5)